Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Basic and Diluted Net Loss Per Share Computations

	Year Ended December 31,
(Amounts in thousands, except share and per share data)	2021	2020	2019
Numerator:
Net loss attributed to WeWork Inc.	$(4,439,027)	$(3,129,358)	$(3,264,738)
Less: Fair value of contingently issuable shares related to warrants issued to principal shareholder as an inducement	(405,816)	—	—
Net loss attributable to Class A and Class B Common Stockholders(1) - basic	$(4,844,843)	$(3,129,358)	$(3,264,738)

Net loss attributable to Class A and Class B Common Stockholders(1) - diluted	$(4,844,843)	$(3,129,358)	$(3,264,738)

Denominator:
Basic shares:
Weighted-average shares - Basic	263,584,930	140,680,131	139,160,229
Diluted shares:
Weighted-average shares - Diluted	263,584,930	140,680,131	139,160,229
Net loss per share attributable to Class A and Class B Common Stockholders:
Basic	$(18.38)	$(22.24)	$(23.46)
Diluted	$(18.38)	$(22.24)	$(23.46)

(1)The year ended December 31, 2021 are comprised of only Class A Common Shares as noted above.

Potentially Dilutive Shares	The following potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive, or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period. These amounts represent the number of instruments outstanding at the end of each respective year.

	Year Ended December 31,
	2021	2020	2019
Convertible Preferred Stock Series A, B, C, D-1, D-2, E, F, G, G-1, H-1, H-3 and Acquisition	—	304,790,585	183,685,292
Convertible Preferred Stock Series Junior	—	1,239	1,239
Convertible notes	—	648,809	648,809
Stock options	19,237,610	41,012,401	20,245,802
RSUs	12,230,623	2,329,145	5,521,886
Warrants	23,877,787	112,580,862	208,375,715
WeWork Partnership Profits Interest Units	42,057	20,794,324	22,928,692
WeWork Partnership Common Units	19,896,032	—	—